Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 102 .32%
ASSET-BACKED SECURITIES — 3 .34% **
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class C
5.32% 04/18/28 $ 320,000 $ 320,155
AMMC CLO XI Ltd.,
Series 2012-11A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.27%)
6.66% 04/30/31
1,2,3
193,213 193,158
Flatiron CLO 17 Ltd.,
Series 2017-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.62% 05/15/30
1,2,3
200,482 200,628
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
6.46% 04/15/31
1,2,3
136,364 136,346
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
1
351,868 305,319
Progress Residential Trust,
Series 2019-SFR3, Class E
3.37% 09/17/36
1
325,000 316,855
Progress Residential Trust,
Series 2019-SFR4, Class G
3.93% 10/17/36
1
275,000 266,799
Total Asset-Backed Securities
(Cost $1,773,693) 1,739,260
CORPORATES — 26 .18% *
Banking — 6 .04%
Bank of America Corp.
3.42% 12/20/28
4
70,000 65,930
Bank of America Corp.
(MTN)
3.82% 01/20/28
4
985,000 947,009
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
125,000 114,666
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
4
55,000 56,127
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
325,000 321,383
U.S. Bancorp
4.65% 02/01/29
4
200,000 196,968
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
485,000 444,381
2.13% 10/13/26
3,4
100,000 107,378
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
930,000 895,493
3,149,335
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 0 .83%
Qwest Corp.
7.25% 09/15/25 $ 250,000 $ 244,688
T-Mobile USA, Inc.
2.25% 02/15/26 200,000 189,654
434,342
Consumer Discretionary — 0 .84%
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
1,3
135,000 138,684
Spectrum Brands, Inc.
3.88% 03/15/31
1
15,000 13,634
WarnerMedia Holdings, Inc.
3.76% 03/15/27 300,000 287,630
439,948
Diversified REITs — 1 .36%
Digital Euro Finco LLC
2.63% 04/15/24 385,000 422,899
VICI Properties LP/VICI Note Co., Inc.
5.75% 02/01/27
1
285,000 286,487
709,386
Electric — 2 .56%
Alliant Energy Finance LLC
5.95% 03/30/29
1
135,000 140,604
American Electric Power Co., Inc.
2.03% 03/15/24 620,000 615,046
Eversource Energy
2.90% 03/01/27 200,000 189,584
Metropolitan Edison Co.
4.00% 04/15/25
1
250,000 243,484
Pennsylvania Electric Co.
4.15% 04/15/25
1
150,000 147,133
1,335,851
Energy — 0 .94%
Southern Co. Gas Capital Corp.
3.88% 11/15/25 500,000 487,832
Finance — 6 .90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
300,000 277,982
Air Lease Corp.
3.63% 04/01/27 200,000 190,986
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
283,000 250,982
Citigroup, Inc.
1.46% 06/09/27
4
875,000 801,239
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
1,3
40,000 41,052
JPMorgan Chase & Co.
1.04% 02/04/27
4
1,185,000 1,089,470

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
0.99% 12/10/26
4
$ 605,000 $ 556,964
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
225,000 205,670
UBS Group AG
(Switzerland)
1.36% 01/30/27
1,3,4
200,000 183,479
3,597,824
Health Care — 1 .70%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
35,000 34,155
Amgen, Inc.
5.15% 03/02/28 195,000 199,468
Bayer U.S. Finance LLC
6.25% 01/21/29
1
220,000 225,246
HCA, Inc.
5.38% 02/01/25 175,000 175,005
5.88% 02/15/26 250,000 251,552
885,426
Health Care REITs — 0 .39%
Healthcare Realty Holdings LP
3.63% 01/15/28 220,000 203,082
Industrials — 1 .00%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 300,000 295,116
Berry Global, Inc.
5.50% 04/15/28
1
225,000 228,156
523,272
Insurance — 1 .26%
Athene Global Funding
2.51% 03/08/24
1
135,000 134,198
(SOFR Index plus 0.70%)
6.10% 05/24/24
1,2
150,000 149,907
Nationwide Mutual Insurance Co.
7.94% 12/15/24
1,4
370,000 369,688
653,793
Materials — 0 .66%
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
390,000 342,089
Real Estate Investment Trust (REIT) — 0 .53%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.65% 07/12/25
3
225,000 274,341
Services — 0 .53%
Global Payments, Inc.
2.15% 01/15/27 300,000 276,196
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs — 0 .64%
Extra Space Storage LP
3.88% 12/15/27 $ 205,000 $ 195,929
5.70% 04/01/28 135,000 138,544
334,473
Total Corporates
(Cost $13,509,927) 13,647,190
MORTGAGE-BACKED — 47 .18% **
Non-Agency Commercial Mortgage-Backed — 3 .95%
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
7.48% 06/15/27
1,2
205,000 205,462
FS Rialto,
Series 2019-FL1, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.31%)
6.67% 12/16/36
1,2,3
367,885 367,968
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A3
3.23% 01/15/48 239,675 235,173
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
7.18% 11/15/35
1,2
247,988 248,538
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(CME Term SOFR 1-Month plus 0.92%)
6.28% 12/15/34
1,2
1,100,000 1,001,014
2,058,155
Non-Agency Mortgage-Backed — 12 .04%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 02/25/24)
7.40% 06/25/32 9,172 8,909
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
4.64% 05/25/35
4
15,336 14,945
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/24)
2.86% 07/25/59
1
128,274 122,742
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 15,833 15,414
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R10, Class M3
(CME Term SOFR 1-Month plus 0.79%)
6.15% 01/25/36
2
359,275 351,357
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2006-R2, Class M1
(CME Term SOFR 1-Month plus 0.62%)
5.98% 04/25/36
2
264,671 263,843

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 $ 2,451 $ 2,438
Bear Stearns Asset-Backed Securities Trust,
Series 2006-2, Class M5
(CME Term SOFR 1-Month plus 2.14%)
7.50% 07/25/36
2
107,412 107,396
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(CME Term SOFR 1-Month plus 0.38%)
5.74% 05/25/37
2
138,014 135,329
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(CME Term SOFR 1-Month plus 0.55%)
5.91% 11/25/36
2
469,442 461,020
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
6.25% 11/25/32
4
14,729 14,364
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(CME Term SOFR 1-Month plus 0.85%)
6.21% 07/19/44
2
64,228 58,776
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
6.25% 09/25/35
2
397,841 395,330
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
6.03% 01/25/36
2
518,209 499,154
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47% 06/25/28 1 1
GSAMP Trust,
Series 2005-HE5, Class M3
(CME Term SOFR 1-Month plus 0.80%)
6.16% 11/25/35
2
128,228 126,499
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.65%)
6.01% 12/25/35
2
13,777 13,714
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M2
(CME Term SOFR 1-Month plus 0.70%)
6.06% 01/25/36
2
311,469 304,712
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
5.06% 10/25/34
4
68,957 63,699
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
4.13% 04/25/35
4
57,170 55,223
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
5.72% 10/25/34
4
23,438 22,120
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I2A1
(CME Term SOFR 1-Month plus 0.43%)
5.79% 01/25/47
2
$ 102,831 $ 101,874
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
6.22% 10/25/32
4
15,587 15,104
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(TSFR12M plus 2.34%)
7.55% 12/25/32
2
118,519 113,141
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
6.11% 02/25/35
2
342,638 329,926
Ownit Mortgage Loan Trust,
Series 2006-3, Class A2D
(CME Term SOFR 1-Month plus 0.65%)
6.01% 03/25/37
2
450,128 419,998
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2004-WHQ2, Class M4
(CME Term SOFR 1-Month plus 1.69%)
7.05% 02/25/35
2
290,627 278,566
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 01/25/24)
1.87% 04/25/26
1
199,594 191,683
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 34,405 11,427
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
5.97% 04/25/36
2
224,255 221,174
Residential Asset Securities Corp.,
Series 2006-KS5, Class A4
(CME Term SOFR 1-Month plus 0.37%)
5.73% 07/25/36
2
259,725 258,714
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.06% 12/25/34
4
52,301 47,187
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
6.15% 06/25/35
2
421,233 411,273
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(CME Term SOFR 1-Month plus 0.83%)
6.19% 09/25/35
2
101,496 99,537
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(CME Term SOFR 1-Month plus 0.25%)
5.61% 07/25/36
1,2
71,169 70,654

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A1
(CME Term SOFR 1-Month plus 0.29%)
5.65% 04/25/36
2
$ 166,703 $ 164,429
Terwin Mortgage Trust,
Series 2006-5, Class 1A2B
(CME Term SOFR 1-Month plus 0.53%)
5.89% 07/25/37
1,2
325,350 321,475
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,5,6
896,342 10,268
Towd Point Mortgage Trust,
Series 2019-MH1, Class A1
3.00% 11/25/58
1,4
78,821 78,470
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
6.41% 06/25/42
2
8,269 7,574
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
5.35% 06/25/33
4
22,564 21,270
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
5.50% 06/25/35
2
76,863 63,584
6,274,313
U.S. Agency Commercial Mortgage-Backed — 3 .74%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 115,284 114,025
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 37,030 36,752
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 194,629 184,295
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.61% 09/25/25
4
3,305,581 32,568
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
5.80% 05/25/44
2
104,722 104,028
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
4.74% 04/25/46
4
27,407 27,530
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
4
$ 76,712 $ 75,746
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
104,787 102,632
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00% 10/16/51
4
2,078,884 21
Ginnie Mae,
Series 2011-92, Class C
3.73% 04/16/52
4
873,786 829,174
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34% 01/16/53
4
1,578,666 14,783
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
448,395 428,901
1,950,455
U.S. Agency Mortgage-Backed — 27 .45%
Fannie Mae Pool 254548
5.50% 12/01/32 41,395 42,642
Fannie Mae Pool 555098
(RFUCCT1Y plus 1.61%)
5.86% 11/01/32
2
4,995 4,958
Fannie Mae Pool 555424
5.50% 05/01/33 28,397 29,047
Fannie Mae Pool 655133
7.00% 08/01/32 4,897 4,924
Fannie Mae Pool 655151
7.00% 08/01/32 3,702 3,692
Fannie Mae Pool 762525
6.50% 11/01/33 7,991 7,931
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.56%)
4.94% 04/01/34
2
51,912 51,579
Fannie Mae Pool AD0538
6.00% 05/01/24 467 465
Fannie Mae Pool AE0443
6.50% 10/01/39 35,914 37,611
Fannie Mae Pool AL0851
6.00% 10/01/40 30,651 32,259
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50% 09/25/31
2
526 522
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
6.40% 10/25/31
2
38,495 39,081
Fannie Mae REMICS,
Series 2002-30, Class FB
(SOFR30A plus 1.11%)
6.45% 08/25/31
2
36,890 37,047

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
2
$ 6,269 $ 6,332
Fannie Mae REMICS,
Series 2004-60, Class FW
(SOFR30A plus 0.56%)
5.90% 04/25/34
2
83,125 82,960
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X SOFR30A plus 123.12%, 7.00% Cap)
7.00% 12/25/34
2
10,049 9,375
Fannie Mae REMICS,
Series 2005-73, Class DF
(SOFR30A plus 0.36%)
5.70% 08/25/35
2
54,911 54,365
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X SOFR30A plus 6.59%, 6.70% Cap)
1.25% 07/25/37
2
47,570 5,106
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.85% 10/25/40
2
28,763 28,430
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
0.78% 11/25/36
2
172,116 17,894
Fannie Mae REMICS,
Series 2010-95, Class FB
(SOFR30A plus 0.51%)
5.85% 09/25/40
2
33,085 33,155
Fannie Mae REMICS,
Series 2011-47, Class GF
(SOFR30A plus 0.68%)
6.02% 06/25/41
2
569,116 565,559
Fannie Mae REMICS,
Series 2018-79, Class FA
(SOFR30A plus 0.36%)
5.70% 11/25/48
2
38,850 38,022
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.95% 01/25/50
2
90,824 89,259
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
5.95% 03/25/50
2
259,761 253,975
Freddie Mac REMICS,
Series 2368, Class AF
(SOFR30A plus 1.06%)
6.40% 10/15/31
2
29,150 29,489
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
6.05% 10/15/33
2
274,308 272,878
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3085, Class FW
(SOFR30A plus 0.81%)
6.15% 08/15/35
2
$ 184,502 $ 180,851
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
5.75% 08/15/35
2
171,709 169,124
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
5.75% 08/15/35
2
34,494 33,974
Freddie Mac REMICS,
Series 3895, Class BF
(SOFR30A plus 0.61%)
5.95% 07/15/41
2
112,752 111,313
Freddie Mac REMICS,
Series 3946, Class FD
(SOFR30A plus 0.46%)
5.80% 04/15/41
2
9,427 9,421
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.95% 06/15/42
2
137,643 136,034
Ginnie Mae (TBA)
4.50% 01/20/54 825,000 805,280
5.00% 01/20/54 700,000 695,968
5.50% 01/20/54 425,000 427,788
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.75% 10/20/31
2
3,790 3,731
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.88% 06/20/32
2
48,776 48,500
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 07/20/32
2
4,844 4,785
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.88% 04/20/33
2
39,509 38,870
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 08/20/25
2
3,686 3,658
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 08/20/42
2
37,587 37,000
Ginnie Mae,
Series 2004-2, Class FW
(CME Term SOFR 1-Month plus 1.51%)
6.86% 01/16/34
2
243,235 244,867

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2009-92, Class FC
(CME Term SOFR 1-Month plus 0.91%)
6.27% 10/16/39
2
$ 57,722 $ 58,003
Ginnie Mae,
Series 2010-19, Class FD
(CME Term SOFR 1-Month plus 0.56%)
5.92% 07/16/39
2
10,375 10,398
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60% 06/16/37
2
895,576 3,622
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
2
541,597 538,002
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.49% 08/20/53
2
519,652 521,858
UMBS (TBA)
3.50% 01/01/39 425,000 409,428
4.00% 01/01/39 750,000 735,937
4.00% 01/01/54 1,725,000 1,631,746
4.50% 01/01/39 1,625,000 1,616,747
4.50% 01/01/54 1,675,000 1,625,534
5.00% 01/01/39 1,425,000 1,433,684
5.00% 01/01/54 750,000 742,090
5.50% 01/01/54 250,000 251,094
14,307,864
Total Mortgage-Backed
(Cost $24,964,451) 24,590,787
MUNICIPAL BONDS — 0 .41% *
Massachusetts — 0 .41%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 214,714 211,853
Total Municipal Bonds
(Cost $209,628)
U.S. TREASURY SECURITIES — 25 .21%
U.S. Agency Discount Notes — 3 .86%
U.S. International Development Finance Corp.,
Series 2
1.49% 08/15/31 2,245,405 2,010,283
U.S. Treasury Notes — 21 .35%
U.S. Treasury Notes
4.25% 12/31/25 4,270,000 4,270,168
4.38% 11/30/28 1,639,000 1,677,606
4.38% 12/15/26 985,000 994,965
4.88% 11/30/25 377,000 380,982
4.88% 10/31/28 2,585,000 2,698,700
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Notes (WI)
3.75% 12/31/28 $ 1,110,000 $ 1,105,014
11,127,435
Total U.S. Treasury Securities
(Cost $13,242,185) 13,137,718
Total Bonds — 102 .32%
(Cost $53,699,884)
53,326,808
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 22 .87%
Money Market Funds — 6 .78%
Dreyfus Government Cash Management Fund
5.25%
7
1,426,000 1,426,000
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
7
20,626 20,626
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
7
2,086,000 2,086,000
3,532,626
U.S. Treasury Bills — 16 .09%
U.S. Treasury Bills (WI)
5.49%
8
04/11/24 1,000,000 985,608
5.31%
8
04/16/24 1,000,000 984,848
5.32%
8
05/16/24 1,000,000 980,903
5.45%
8
03/21/24 3,500,000 3,460,176
5.47%
8
04/04/24 2,000,000 1,973,198
8,384,733
Total Short-Term Investments
(Cost $11,914,839) 11,917,359
Total Investments - 125.19%
(Cost $65,614,723) 65,244,167
Liabilities in Excess of Other Assets - (25.19)% (13,127,952)
Net Assets - 100.00% $ 52,116,215
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $10,268, which is 0.02% of total net assets.
7
Represents the current yield as of December 31, 2023.
8
Represents annualized yield at date of purchase.

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 503,499 EUR 476,000 Citibank N.A. 01/12/24 $ (22,621)
USD 265,062 GBP 217,000 Citibank N.A. 01/12/24 (11,591)
NET UNREALIZED DEPRECIATION $ (34,212)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 113 03/28/24 $ 23,268,289 $ 229,371 $ 229,371
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 133 03/28/24 (14,466,867) (319,201) (319,201)
U.S. Treasury Ten-Year Ultra Bond 20 03/19/24 (2,360,313) (102,449) (102,449)
U.S. Treasury Ultra Bond 2 03/19/24 (267,188) (24,525) (24,525)
(17,094,368) (446,175) (446,175)
TOTAL FUTURES CONTRACTS $ 6,173,921 $ (216,804) $ (216,804)

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 3,532,626 $ — $ — $ 3,532,626
U.S. Treasury Bills 8,384,733 — — 8,384,733
Long-Term Investments:
Asset-Backed Securities — 1,739,260 — 1,739,260
Corporates — 13,647,190 — 13,647,190
Mortgage-Backed Securities — 24,580,519 10,268 24,590,787
Municipal Bonds — 211,853 — 211,853
U.S. Treasury Securities 11,127,435 2,010,283 — 13,137,718
Other Financial Instruments
*
Assets:
Interest rate contracts 229,371 — — 229,371
Liabilities:
Foreign currency exchange contracts — (34,212) — (34,212)
Interest rate contracts (446,175) — — (446,175)
Total $ 22,827,990 $ 42,154,893 $ 10,268 $ 64,993,151
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT
BOND FUND
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 11,884 $ 11,884
Accrued discounts/premiums (4,139) (4,139)
Realized gain (loss) — —
Change in unrealized appreciation* 2,523 2,523
Purchases — —
Sales — —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
December 31, 2023
$ 10,268 $ 10,268
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $2,523 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
ULTRA SHORT BOND FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Mortgage-Backed
Securities-Non-Agency $10,268 Third-Party Vendor Vendor Prices $1.15 $1.15 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.